Quarterly Holdings Report
for
Fidelity® Pacific Basin Fund
July 31, 2026
PAF-NPRT3-0926
1.804825.122
Common Stocks - 96.2%
	Shares	Value ($)
AUSTRALIA - 3.8%
Consumer Discretionary - 0.9%
Specialty Retail - 0.9%
Lovisa Holdings Ltd	659,641	10,995,187
Financials - 2.5%
Capital Markets - 2.1%
HUB24 Ltd	143,970	8,572,807
Macquarie Group Ltd	92,404	16,403,451
		24,976,258
Financial Services - 0.4%
Cuscal Ltd	1,315,731	4,649,736
TOTAL FINANCIALS		29,625,994
Industrials - 0.4%
Aerospace & Defense - 0.4%
DroneShield Ltd (a)(b)	4,378,626	5,215,955
TOTAL AUSTRALIA		45,837,136
CHINA - 18.0%
Communication Services - 5.2%
Entertainment - 0.8%
DouYu International Holdings Ltd ADR (a)(d)	887,510	4,064,795
HUYA Inc Class A ADR (d)	2,391,957	5,860,295
		9,925,090
Interactive Media & Services - 4.4%
Tencent Holdings Ltd	845,900	51,687,016
TOTAL COMMUNICATION SERVICES		61,612,106
Consumer Discretionary - 4.8%
Broadline Retail - 2.3%
Alibaba Group Holding Ltd	933,700	14,223,429
MINISO Group Holding Ltd ADR (d)	978,000	12,714,000
		26,937,429
Hotels, Restaurants & Leisure - 1.1%
Luckin Coffee Inc ADR (a)	391,500	13,702,500
Textiles, Apparel & Luxury Goods - 1.4%
Shenzhou International Group Holdings Ltd	2,982,800	16,955,680
TOTAL CONSUMER DISCRETIONARY		57,595,609
Consumer Staples - 2.1%
Beverages - 1.3%
China Resources Beverage Holdings Co Ltd (d)	14,653,400	15,134,722
Food Products - 0.8%
Guangdong Haid Group Co Ltd A Shares (China)	1,359,300	9,960,979
TOTAL CONSUMER STAPLES		25,095,701
Health Care - 1.3%
Health Care Equipment & Supplies - 0.5%
Zylox-Tonbridge Medical Technology Co Ltd H Shares (b)(g)	2,421,500	5,891,337
Life Sciences Tools & Services - 0.8%
Wuxi Apptec Co Ltd A Shares (China)	502,700	9,555,244
TOTAL HEALTH CARE		15,446,581
Industrials - 0.6%
Machinery - 0.6%
Weichai Power Co Ltd A Shares (China)	1,821,300	7,539,255
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 0.6%
Daqo New Energy Corp ADR (a)	602,800	7,336,076
Software - 1.4%
Eacon Group Co Ltd H Shares	712,950	8,009,142
Pony AI Inc ADR (a)(d)	1,142,924	8,994,812
		17,003,954
TOTAL INFORMATION TECHNOLOGY		24,340,030
Materials - 0.9%
Chemicals - 0.9%
Meihua Holdings Group Co Ltd A Shares (China)	8,577,843	10,314,931
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
KE Holdings Inc ADR (d)	743,600	12,604,020
TOTAL CHINA		214,548,233
HONG KONG - 1.9%
Financials - 1.9%
Insurance - 1.9%
AIA Group Ltd	2,210,400	22,282,818
Materials - 0.0%
Metals & Mining - 0.0%
China Metal Recycling Holdings Ltd (a)(e)	2,572,200	3
TOTAL HONG KONG		22,282,821
INDONESIA - 2.8%
Consumer Staples - 0.3%
Food Products - 0.3%
Ultrajaya Milk Industry & Trading Co Tbk PT	40,753,600	3,337,628
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
United Tractors Tbk PT	3,462,800	4,621,122
Financials - 2.1%
Banks - 2.1%
Bank Central Asia Tbk PT	31,946,300	11,196,380
Bank Rakyat Indonesia Persero Tbk PT	86,062,300	14,473,607
TOTAL FINANCIALS		25,669,987
TOTAL INDONESIA		33,628,737
JAPAN - 33.3%
Communication Services - 1.4%
Entertainment - 1.4%
Nintendo Co Ltd	348,600	16,628,977
Consumer Discretionary - 5.8%
Automobiles - 1.4%
Toyota Motor Corp	852,800	16,138,969
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	1,181,000	6,616,462
Hotels, Restaurants & Leisure - 0.6%
Kyoritsu Maintenance Co Ltd	352,700	7,665,018
Household Durables - 3.2%
Open House Group Co Ltd	177,300	9,421,302
Panasonic Holdings Corp	1,096,382	28,991,045
		38,412,347
TOTAL CONSUMER DISCRETIONARY		68,832,796
Consumer Staples - 1.5%
Food Products - 0.6%
Ajinomoto Co Inc	257,400	7,937,801
Personal Care Products - 0.9%
Shiseido Co Ltd	514,400	10,161,275
TOTAL CONSUMER STAPLES		18,099,076
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
ENEOS Holdings Inc	595,800	4,920,433
Financials - 3.9%
Banks - 0.7%
Sumitomo Mitsui Financial Group Inc	191,400	8,224,255
Capital Markets - 0.3%
SBI Holdings Inc	244,200	4,610,078
Financial Services - 2.0%
ORIX Corp	579,500	23,388,246
Insurance - 0.9%
LIFENET INSURANCE CO (a)	370,100	3,862,738
Tokio Marine Holdings Inc	128,300	6,538,989
		10,401,727
TOTAL FINANCIALS		46,624,306
Health Care - 2.3%
Health Care Equipment & Supplies - 1.4%
Hoya Corp	108,600	16,606,789
Pharmaceuticals - 0.9%
Takeda Pharmaceutical Co Ltd	305,500	10,489,539
TOTAL HEALTH CARE		27,096,328
Industrials - 7.6%
Building Products - 1.3%
Daikin Industries Ltd	109,200	15,818,152
Construction & Engineering - 0.5%
COMSYS Holdings Corp	167,900	5,511,065
Electrical Equipment - 0.6%
NIDEC CORP (a)	414,500	6,655,977
Industrial Conglomerates - 2.1%
Hitachi Ltd	765,200	25,076,029
Machinery - 1.7%
IHI Corp	389,600	6,812,139
Mitsubishi Heavy Industries Ltd	322,100	7,525,009
Namura Shipbuilding Co Ltd	236,200	6,334,426
		20,671,574
Professional Services - 1.4%
SMS Co Ltd	272,600	3,784,917
Timee Inc (a)(d)	1,409,400	12,997,300
		16,782,217
TOTAL INDUSTRIALS		90,515,014
Information Technology - 7.2%
Electronic Equipment, Instruments & Components - 2.0%
Hamamatsu Photonics KK	574,700	8,182,054
Ibiden Co Ltd	160,100	16,016,859
		24,198,913
IT Services - 0.3%
NSD Co Ltd	228,200	4,076,941
Semiconductors & Semiconductor Equipment - 4.9%
Kioxia Holdings Corp (a)	89,500	24,946,912
Renesas Electronics Corp	1,090,900	21,865,736
Rohm Co Ltd	397,600	10,542,981
		57,355,629
TOTAL INFORMATION TECHNOLOGY		85,631,483
Materials - 2.7%
Chemicals - 2.3%
Shin-Etsu Chemical Co Ltd	421,400	15,022,969
Toyo Gosei Co Ltd	148,700	11,788,209
		26,811,178
Metals & Mining - 0.4%
Mitsui Kinzoku Co Ltd	27,400	5,158,684
TOTAL MATERIALS		31,969,862
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Sumitomo Realty & Development Co Ltd	355,800	7,975,021
TOTAL JAPAN		398,293,296
KOREA (SOUTH) - 11.7%
Communication Services - 1.4%
Diversified Telecommunication Services - 1.0%
KT Corp	326,740	11,637,781
Interactive Media & Services - 0.4%
Webtoon Entertainment Inc (a)	514,503	4,692,267
TOTAL COMMUNICATION SERVICES		16,330,048
Consumer Discretionary - 1.1%
Broadline Retail - 1.1%
Coupang Inc Class A (a)	819,200	13,393,920
Financials - 1.1%
Banks - 1.1%
KB Financial Group Inc	111,279	12,867,918
Industrials - 2.0%
Aerospace & Defense - 1.3%
Hanwha Aerospace Co Ltd	14,120	8,956,403
Korea Aerospace Industries Ltd	66,860	5,881,619
		14,838,022
Electrical Equipment - 0.7%
LS Electric Co Ltd	68,760	8,554,393
TOTAL INDUSTRIALS		23,392,415
Information Technology - 6.1%
Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix Inc	17,660	19,815,715
Technology Hardware, Storage & Peripherals - 4.5%
Samsung Electronics Co Ltd	310,870	53,461,019
TOTAL INFORMATION TECHNOLOGY		73,276,734
TOTAL KOREA (SOUTH)		139,261,035
MALAYSIA - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SkyeChip Bhd	8,591,600	6,208,869
SINGAPORE - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Sea Ltd Class A ADR (a)	74,700	7,973,478
TAIWAN - 16.8%
Industrials - 1.6%
Electrical Equipment - 1.6%
Bizlink Holding Inc	294,000	18,727,437
Information Technology - 15.2%
Electronic Equipment, Instruments & Components - 0.1%
Nextronics Engineering Corp	296,841	1,008,235
Semiconductors & Semiconductor Equipment - 15.1%
MediaTek Inc	205,000	21,848,324
Taiwan Semiconductor Manufacturing Co Ltd	2,146,000	158,803,187
		180,651,511
TOTAL INFORMATION TECHNOLOGY		181,659,746
TOTAL TAIWAN		200,387,183
UNITED STATES - 6.8%
Communication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Space Exploration Technologies Corp (c)	108,297	11,736,146
Health Care - 1.6%
Biotechnology - 0.1%
Legend Biotech Corp ADR (a)	108,900	2,020,095
Health Care Equipment & Supplies - 1.5%
Anteris Technologies Global Corp (a)(d)	1,795,137	14,073,874
Anteris Technologies Global Corp depository receipt (a)	455,983	3,574,906
GI Dynamics Inc (a)(e)	111,225	1
		17,648,781
TOTAL HEALTH CARE		19,668,876
Information Technology - 2.7%
Software - 0.5%
Canva Inc Class A (a)(e)(f)	4,424	6,125,913
Technology Hardware, Storage & Peripherals - 2.2%
Seagate Technology Holdings PLC	15,300	13,098,789
Western Digital Corp	23,700	12,912,708
		26,011,497
TOTAL INFORMATION TECHNOLOGY		32,137,410
Materials - 1.5%
Construction Materials - 1.5%
James Hardie Industries PLC depository receipt (a)	672,333	17,356,090
TOTAL UNITED STATES		80,898,522
TOTAL COMMON STOCKS (Cost $726,970,294)		1,149,319,310

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(f)	76,206	560,114
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (e)(f)	116	177,409
Valuedrive Technologies Pvt Ltd Series B (e)(f)	233	356,348
Valuedrive Technologies Pvt Ltd Series C (e)(f)	1	1,529
Valuedrive Technologies Pvt Ltd Series C1 (e)(f)	1	1,529
Valuedrive Technologies Pvt Ltd Series G (e)(f)	1,490,900	633,309
Valuedrive Technologies Pvt Ltd Series S2 (e)(f)	57	87,175

TOTAL INDIA		1,257,299
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Canva Inc Series A (a)(e)(f)	85	117,700
Canva Inc Series A2 (a)(e)(f)	15	20,770

TOTAL UNITED STATES		138,470
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,343,194)		1,955,883

Non-Convertible Preferred Stocks - 3.0%
	Shares	Value ($)
KOREA (SOUTH) - 3.0%
Financials - 0.7%
Insurance - 0.7%
Samsung Fire & Marine Insurance Co Ltd	30,652	8,041,580
Information Technology - 2.3%
Technology Hardware, Storage & Peripherals - 2.3%
Samsung Electronics Co Ltd non-voting shares	219,180	27,213,696
TOTAL KOREA (SOUTH)		35,255,276
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $12,442,059)		35,255,276

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	3,803,010	3,803,770
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	32,257,159	32,260,385
TOTAL MONEY MARKET FUNDS (Cost $36,063,775)			36,064,155

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $777,819,322)	1,222,594,624
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(27,775,610)
NET ASSETS - 100.0%	1,194,819,014

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,107,292 or 0.9% of net assets.

(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $11,736,146 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,081,796 or 0.7% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,891,337 or 0.5% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $5,234,672.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Canva Inc Class A	3/18/2024 - 11/12/2025	5,573,816

Canva Inc Series A	9/22/2023	90,666

Canva Inc Series A2	9/22/2023	16,000

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	1,082,365

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	153,330

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	307,981

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	1,201

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	621,971

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	68,479

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	19,028,323	334,984,780	350,211,221	432,685	1,508	380	3,803,770	3,803,010
Fidelity Securities Lending Cash Central Fund	32,975,814	307,107,476	307,822,805	995,564	(100)	-	32,260,385	32,257,159
	52,004,137	642,092,256	658,034,026	1,428,249	1,408	380	36,064,155

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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